Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 21,337	$ 9,634	$ (5,936)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,299	9,052	9,794
Stock based compensation	5,458	5,493	4,041
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	3,652	1,877	1,765
Accrued interest on bank deposits	(243)	(137)	(130)
Accrued severance pay, net	(59)	(591)	(703)
Decrease (increase) in deferred income taxes, net	(1,358)	(5)	1
Decrease (increase) in trade receivables, net	3,978	60	(3,255)
Decrease (increase) in other current assets and prepaid expenses	365	(468)	(888)
Decrease (increase) in inventories	(2,425)	70	(561)
Increase (decrease) in trade payables	(814)	214	1,053
Increase in deferred revenues	977	13,358	8,807
Increase in other payables and accrued expenses	1,613	2,409	1,338
Excess tax benefit from stock-based compensation	(790)		(899)
Net cash provided by operating activities	41,990	40,966	14,427
Cash flows from investing activities:
Purchase of property and equipment	(5,734)	(5,650)	(5,837)
Investment in other long-term assets	(35)	(88)	(36)
Investment in bank deposits	(32,089)	(21,174)	(35,000)
Purchase of available-for-sale marketable securities	(68,777)	(75,814)	(405,827)
Proceeds from redemption and maturity of available-for-sale marketable securities	57,423	37,201	440,575
Payment for the acquisition of Intangible assets		(1,200)
Payment for the acquisition of Alteon			(18,022)
Net cash used in investing activities	(49,212)	(66,725)	(24,147)
Cash flows from financing activities:
Proceeds from exercise of stock options	8,534	21,200	1,018
Excess tax benefit from stock-based compensation	790		899
Repurchase of shares			(419)
Net cash provided by financing activities	9,324	21,200	1,498
Increase (decrease) in cash and cash equivalents	2,102	(4,559)	(8,222)
Cash and cash equivalents at the beginning of the year	15,284	19,843	28,065
Cash and cash equivalents at the end of the year	17,386	15,284	19,843
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 847	$ 719	$ 383